Changes in capital accounts, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Jul. 29, 2014	May. 21, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Stockholders Equity Note [Line Items]
Rights exercised			0		0
Issuance of common stock, net of issuance costs			$ 96,001	$ 12,356
Atm Program [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds		$ 40,000
Issuance of common stock, shares			1,092,596	2,859,603
Issuance of common stock, net of issuance costs			$ 4,652	$ 12,356
Private Equity Placement [Member]
Stockholders Equity Note [Line Items]
Issuance of common stock, shares	36,653,386
Per share value of common stock issued	$ 2.51
Dividend restriction	$ 0.01
Issuance of common stock, net of issuance costs			$ 91,349
Private Equity Placement [Member] | Affiliated Entity [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	$ 40,000
Private Equity Placement [Member] | Management [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	12,000
Private Equity Placement [Member] | Investor [Member]
Stockholders Equity Note [Line Items]
Common stock offer gross proceeds	$ 40,000